CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
Revenues	$ 986,799	$ 484,106	$ 2,959,167	$ 3,294,103	$ 4,073,919	$ 17,897,826
Cost of revenues	(1,024,817)	(457,379)	(2,902,650)	(3,053,512)	(3,914,655)	(15,671,840)
Selling, General and Administrative expenses	(968,890)	(1,054,894)	(2,354,405)	(2,399,503)	(7,283,089)	(5,614,673)
Depreciation	(42,360)	(461,627)	(169,225)	(659,002)	(785,066)	(603,153)
Impairment loss – goodwill					(5,792,849)
Impairment loss – investments					(2,184,599)
Operating income (loss)	(1,049,268)	(1,489,794)	(2,467,113)	(2,817,914)	(7,908,891)	(3,991,840)
Interest expense	(174,353)	(307,630)	(624,086)	(718,339)	(1,395,433)	(1,221,466)
Amortization of debt discount/Loss on extinguishment of debt				(356,436)	(191,804)	(356,436)
Interest Income	59,629	40,657	186,061	170,438	262,826	210,097
Other Income	(716,364)	(25,914)	(706,440)	34,558	301,182	281,782
Loss on dilution of stake in Sricon						(2,856,088)
Equity in earnings of affiliates						16,446
Income before income taxes and minority interest attributable to non-controlling interest	(1,880,356)	(1,782,681)	(3,611,578)	(3,687,693)	(16,909,568)	(7,917,505)
Earnings in Income from Affiliates	(33,588)		28,463
Income taxes benefit/ (expense)		20,212		475,226	(4,100,385)	3,109,704
Net income	(1,913,944)	(1,762,469)	(3,583,115)	(3,212,467)	(21,009,953)	(4,807,801)
Non-controlling interests in earnings of subsidiaries	12,569	13,451	23,284	16,014	769,046	18,490
Net income / (loss) attributable to common stockholders	$ (1,901,375)	$ (1,749,018)	$ (3,559,831)	$ (3,196,453)	$ (20,240,907)	$ (4,789,311)
Earnings per share attributable to common stockholders:
Basic (in Dollars per share)	$ (0.09)	$ (0.12)	$ (0.17)	$ (0.23)	$ (1.34)	$ (0.42)
Diluted (in Dollars per share)	$ (0.09)	$ (0.12)	$ (0.17)	$ (0.23)	$ (1.34)	$ (0.42)
Weighted-average number of shares used in computing earnings per share amounts:
Basic (in Shares)	21,301,092	14,750,483	20,880,604	13,814,634	15,108,920	11,537,857
Diluted (in Shares)	21,301,092	14,750,483	20,880,604	13,814,634	15,108,920	11,537,857